Voya Retirement Conservative Portfolio Investment Strategy - Voya Retirement Conservative Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests in a combination of other funds (collectively, the “Underlying Funds”) according to a model that is intended to reflect an allocation of approximately 25% of the Portfolio's assets in equity securities and 75% of the Portfolio's assets in debt instruments. The actual amount of Portfolio assets invested in equity securities may vary at any time and may range from 15% to 45% of its assets in equity securities and from 55% to 85% of its assets in debt instruments. The amount of Portfolio assets invested in equity securities and debt instruments are measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to these asset classes will vary from these amounts if an Underlying Fund is not substantially invested in accordance with its principal investment strategy. Generally, most of the Underlying Funds in which the Portfolio invests will be passively managed index funds. The Underlying Funds may or may not be affiliated with the Investment Adviser.Underlying Funds in which the Portfolio may invest for its exposure to equity securities hold a wide range of equity type securities which may include stocks of companies of any market capitalization and domestic and foreign (non-U.S.) securities, including emerging market securities. Underlying Funds in which the Portfolio may invest for its exposure to debt instruments hold such instruments of varying maturities which may include corporate debt instruments of U.S. and non-U.S. issuers; securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; and inflation-indexed bonds issued both by governments and corporations. The Portfolio may also invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations and to assist in managing cash. The Portfolio may invest in exchange-traded funds (“ETFs”) to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In seeking the Portfolio's investment objective, the sub-adviser (the “Sub-Adviser”) uses a proprietary investment model to determine the Portfolio's asset allocation between equity securities and debt instruments. The investment model generally seeks to manage the risk of the Portfolio's returns and may consider such factors as: (i) the investment objective of the Portfolio and each of the Underlying Funds; (ii) economic and market forecasts; (iii) proprietary and third-party reports and analysis; (iv) the risk/return characteristics and volatility of the Underlying Funds; (v) the correlation and covariance among the Underlying Funds; and (vi) Voya affiliated insurance companies' ability to hedge their risk in issuing guarantees on products offering guaranteed lifetime income or death benefits. The Portfolio's shares are offered to, among others, separate accounts of Voya insurance company subsidiaries as an investment option under variable annuity contracts which contain certain financial guarantees by those subsidiaries. The investment model will take into account the effect of the investment risk of the Portfolio on the Voya affiliated insurance companies' guarantee obligations and the companies’ ability to hedge their risks under those guarantees. The Sub-Adviser may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue the Portfolio's investment objective.